Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2021
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

NOTE O. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following table presents the company’s intangible asset balances by major asset class:

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2021:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,696	$(751)	$945
Client relationships	9,021	(2,889)	6,132
Completed technology	6,074	(2,259)	3,815
Patents/trademarks	2,196	(586)	1,610
Other**	44	(35)	9
Total	$19,031	$(6,520)	$12,511

*	Includes a decrease in net intangible asset balance of $221 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2020:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,777	$(814)	$963
Client relationships	8,708	(1,976)	6,732
Completed technology	5,937	(1,655)	4,283
Patents/trademarks	2,244	(499)	1,744
Other**	56	(39)	16
Total	$18,722	$(4,983)	$13,739

*	Includes an increase in net intangible asset balance of $279 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

There was no impairment of intangible assets recorded in 2021 and 2020. The net carrying amount of intangible assets decreased $1,228 million during the year ended December 31, 2021, primarily due to intangible asset amortization, partially offset by additions of acquired intangibles and capitalized software. The aggregate intangible amortization expense was $2,506 million and $2,441 million for the years ended December 31, 2021 and 2020, respectively. In addition, in 2021 and 2020, respectively, the company retired $904 million and $1,461 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2021:

	Capitalized	Acquired
($ in millions)	Software	Intangibles	Total
2022	$512	$1,818	$2,329
2023	313	1,513	1,826
2024	120	1,467	1,587
2025	0	1,450	1,450
2026	0	1,433	1,433
Thereafter	—	3,886	3,886

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2021 and 2020, are as follows:

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment*	January 1, 2021	Additions	Adjustments	Divestitures	Adjustments	**	December 31, 2021
Software	$43,149	$1,836	$23	$(13)	$(545)		$44,450
Consulting	6,145	713	(21)	—	(40)		6,797
Infrastructure	4,436	—	0	—	(39)		4,396
Other—divested businesses	36	—	—	(37)	1		—
Total	$53,765	$2,549	$2	$(50)	$(623)		$55,643

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment*	January 1, 2020	Additions	Adjustments	Divestitures	Adjustments	**	December 31, 2020
Software	$42,275	$362	$(139)	$—	$651		$43,149
Consulting	5,775	205	—	—	165		6,145
Infrastructure	4,386	8	—	—	42		4,436
Other—divested businesses	35	—	—	—	1		36
Total	$52,471	$575	$(139)	$—	$859		$53,765

*	Recast to reflect segment changes.
**	Primarily driven by foreign currency translation.

The company performed its annual goodwill impairment test for all reporting units during the fourth quarter of 2021. Following the changes to the organizational structure, goodwill was reassigned to the reporting units using a relative fair value allocation approach. As a result, the company performed the quantitative goodwill impairment test for all affected reporting units.

There were no goodwill impairment losses recorded during 2021 or 2020 and the company has no accumulated impairment losses.

Purchase price adjustments recorded in 2021 and 2020 were related to acquisitions that were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments recorded in 2021 were not material. During 2020, net purchase price adjustments recorded to noncurrent tax assets and liabilities were related to the Red Hat acquisition.